March 12, 2021	Mark C. Amorosi
mark.amorosi@klgates.com

T +1 202 778 9351
VIA EDGAR	F +1 202 778 9100

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust (File No. 811-07953) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement registers shares of beneficial interest in the series of the Trust known as 1290 VT Natural Resources Portfolio and EQ/Balanced Strategy Portfolio.

The Registration Statement includes a Notice of Joint Special Meeting of Shareholders of 1290 VT Energy Portfolio, EQ/Franklin Balanced Managed Volatility Portfolio, and EQ/Global Bond PLUS Portfolio (each, an “Acquired Portfolio”), each a series of the Trust, a Combined Proxy Statement and Prospectus (the “Combined Proxy/Prospectus”), a Statement of Additional Information (the “SAI”), and forms of voting instruction and proxy cards relating to a Joint Special Meeting of Shareholders of the Acquired Portfolios (the “Meeting”). The Meeting is being held to request shareholder approval of the proposed reorganizations of: (1) 1290 VT Energy Portfolio into 1290 VT Natural Resources Portfolio; (2) EQ/Franklin Balanced Managed Volatility Portfolio into EQ/Balanced Strategy Portfolio; and (3) EQ/Global Bond PLUS Portfolio into EQ/Core Plus Bond Portfolio, a series of EQ Premier VIP Trust, another registered investment company in the same group of investment companies as the Trust.

The Trust has determined to hold a Joint Special Meeting of Shareholders of the Acquired Portfolios to consider all of the proposed reorganizations, and the Trust and EQ Premier VIP Trust have determined to utilize a Combined Proxy/Prospectus that describes all of the proposed reorganizations, to simplify the presentation of the proposals to shareholders and reduce the potential confusion associated with sending multiple documents to shareholders. The Combined Proxy/Prospectus and the SAI, as well as the Letter to Contractholders, Notice of Joint Special Meeting of Shareholders, and Contractholder Voting Instructions included in the Registration Statement, also are being filed separately in a registration statement on Form N-14 on behalf of EQ Premier VIP Trust (File No. 811-10509) with respect to the proposed reorganization of EQ/Global Bond PLUS Portfolio into EQ/Core Plus Bond Portfolio, as described above, and include information regarding that reorganization.

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

March 12, 2021

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	William MacGregor, Esq.

Maureen Kane, Esq.

Equitable Investment Management Group, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP